Average Annual Total Returns{- Templeton World Fund} - Templeton World Fund-26 - Templeton World Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI AC World (USD Hedged) Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI AC World (USD Hedged) Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI AC World (USD Hedged) Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		MSCI AC World (USD Hedged) Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI AC World (USD Hedged) Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI AC World (USD Hedged) Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		Linked MSCI ACWI Hedged-NR/ACWI-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		Linked MSCI ACWI Hedged-NR/ACWI-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		Linked MSCI ACWI Hedged-NR/ACWI-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		Linked MSCI ACWI Hedged/World (index reflects no deduction for fees, expenses or taxes) Past 1 year		Linked MSCI ACWI Hedged/World (index reflects no deduction for fees, expenses or taxes) Past 5 years		Linked MSCI ACWI Hedged/World (index reflects no deduction for fees, expenses or taxes) Past 10 years		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	9.71%	2.92%	5.88%	8.46%	0.86%	4.41%	6.55%	2.01%	4.62%	14.35%	3.31%	5.68%	16.62%	4.45%	5.61%	[1]	16.47%	4.34%	6.74%	27.15%	[2]	9.37%	[2]	9.77%	[2]	27.85%	[2]	9.96%	[2]	10.36%	[2]	27.15%	[3]	8.96%	[3]	9.07%	[3]	27.85%	[3]	9.78%	[3]	10.29%	[3]	27.30%	[3]	9.00%	[3]	9.37%	[3]

[1]	1. Since inception May 1, 2013.
[2]

2. The MSCI AC World (USD Hedged) Index-NR is replacing the MSCI AC World (USD Hedged Index (gross of taxes on dividends) as the Fund’s primary benchmark because the investment manager believes the MSCI AC World (USD Hedged) Index-NR provides a more consistent basis for comparison relative to the Fund’s peers.

[3]

3. The Linked MSCI ACWI Hedged-NR/ACWI-NR is replacing the Linked MSCI ACWI Hedged/World Index (gross of taxes on dividends) and the MSCI All Country World Index as the Fund’s secondary benchmark because the investment manager believes the Linked MSCI ACWI Hedged-NR/ACWI-NR provides a more consistent basis for comparison relative to the Fund’s peers. The Linked MSCI ACWI Hedged-NR/ACWI-NR reflects performance of the MSCI World Index (gross return) from Fund inception through 12/31/1987, MSCI All Country World Index (gross return) through 12/31/2000, MSCI All Country World Index-NR through 6/29/2016 and the MSCI AC World (USD Hedged) Index-NR thereafter.